Commitments, contingencies and guarantees - Maturities of commitments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	¥ 4,383,113	¥ 3,238,123
Commitments to invest	257,665	25,677
Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	2,821,557	2,038,836
Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,561,556	¥ 1,199,287
Less than 1 year [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	3,273,620
Commitments to invest	237,323
Less than 1 year [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	2,821,557
Less than 1 year [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	452,063
1 to 3 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	536,091
Commitments to invest	3,980
1 to 3 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
1 to 3 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	536,091
3 to 5 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	331,482
Commitments to invest	4,069
3 to 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
3 to 5 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	331,482
More than 5 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	241,920
Commitments to invest	12,293
More than 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
More than 5 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	¥ 241,920